IMPAIRMENT TESTING - Historical average spot freight rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Calculation period for historical average spot freight rates	10
LR2
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation	$ 19,111	$ 18,884	$ 17,986
LR1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation	17,856	17,443	17,060
MR
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation	16,044	16,076	15,802
Handysize [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rate per day used in value in use calculation	$ 13,208	$ 13,435	$ 13,601